Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal corporate tax rate	21.00%	35.00%
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act		$ 2,558,859
Net deferred tax asset	$ 6,633,539	$ 5,362,750
Unrecognized tax benefit	$ 0